SCHEDULE OF ANALYSIS OF TRADE RECEIVABLES (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Trade receivables total	$ 84,764	$ 182,334	$ 289,788
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivables total	66,841	85,740	74,078
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables total	8,405	59,905	135,691
Later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables total	$ 9,518	$ 36,689	$ 80,019